Cover	May 23, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 23, 2023
Entity Registrant Name	ASTRONICS CORPORATION
Entity Incorporation, State or Country Code	NY
Entity File Number	0-7087
Entity Tax Identification Number	16-0959303
Entity Address, Address Line One	130 Commerce Way
Entity Address, City or Town	East Aurora
Entity Address, State or Province	NY
Current Fiscal Year End Date	--12-31
Entity Address, Postal Zip Code	14052
City Area Code	716
Local Phone Number	805-1599
Title of 12(b) Security	Common Stock, $.01 par value per share
Trading Symbol	ATRO
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000008063